SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22.SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the Consolidated Financial Statements were issued. Based upon this review, other than as described below, the Company did not identify any additional subsequent events that would have required adjustment or disclosure in the Consolidated Financial Statements.

TCW Amendment

On January 11, 2023, the Company executed a ninth amendment to the financing agreement with TCW, wherein Wingspire Capital LLC (“Wingspire”) became a party to the TCW Agreement. Wingspire funded an additional $15,000 of term loan commitment on top of the already outstanding Term Loan. Additionally, the Amendment split the Term Loan into two loans. Term Loan A will be represented by Wingspire with an outstanding principal balance of $30,000 and Term Loan B will be represented by TCW with an outstanding principle balance of $137,800.

Additionally, Wingspire consents to take over the TCW LOC for a principal amount not to exceed $15,000. Until January 11, 2024, the Company has the option to increase Term Loan A by $20,000 under two conditions: (i) the Company must have a trailing 12-month EBITDA of at least $25,000; and (ii) the Company must draw in increments of at least $5,000.

On January 31, 2023, we executed a tenth amendment to the TCW Agreement (the “Tenth Amendment”). The Tenth Amendment (1) set forth the terms on which we could acquire Orinter, pursuant to that certain Share Purchase and Sale Agreement, dated as of January 31, 2023, among us, Mondee Brazil, LLC, a Delaware limited liability company (“Mondee Brazil”), OTT Holdings Ltda. (“OTT Holdings”), Orinter, and the other parties named therein (the “Orinter Purchase Agreement”); (2) set forth the terms on which we could pay the earn-out payment contemplated to be paid to OTT Holdings and certain key executives of OTT Holdings pursuant to the Orinter Purchase Agreement; (3) required that Mondee Brazil join as a party to the TCW Agreement and the Security Agreement (as defined in the TCW Agreement); (4) required that Mondee, Inc. pledge 100% of the equity interests of Mondee Brazil; and (5) required that Mondee Brazil and Mondee Inc. pledge 100% of the equity interests of Orinter.

Orinter Acquisition

On January 31, 2023 (the “acquisition date”), the Company executed the Share Purchase and Sale Agreement to acquire all of the outstanding equity interests in Orinter Tour & Travel, S.A. (“Orinter”) from OTT Holding Ltd (the “Sellers”). Orinter is a high-growth and leading travel provider with a strong presence in Brazil and Latin America. Orinter currently serves 4,800 travel companies. Through this acquisition, the Company has expanded its geographic footprint to include Brazil’s domestic and outbound travel market. Additionally, Orinter’s direct relationships with Latin American hotels will provide valuable cross-sell opportunities for the Company.

As part of the acquisition, the Company paid: (i) $20,464 in cash, $18,928 of which was paid to Sellers on acquisition date and $1,536 of which was deposited in escrow account on the acquisition date and (ii) $17,264 in shares of the Company Class A Common Stock at $10.00 each (“OTT Shares”). Of the OTT Shares, 903,202 of the shares will be maintained in an escrow for one year and the remainder will be maintained in an escrow for two years. Additionally, there is an earn-out obligation of $10,000 (paid in three equal installments over 3 years) that will be owed to the Sellers. The earn-out payments are contingent on Orinter meeting EBITDA targets of $10,500, $11,500, and $12,500, in each of the three years, respectively.

Silicon Valley Bank Closure

Silicon Valley Bank (“SVB”) was closed on March 10, 2023, by the California Department of Financial Protection and Innovation, which appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver. To protect depositors, the FDIC transferred all the deposits and substantially all of the assets of SVB to Silicon Valley Bridge Bank, N.A. (Bridge), a newly formed bridge bank that will be operated by the FDIC as it markets the institution to potential bidders. On March 12, 2023, the Department of the Treasury, Federal Reserve, and FDIC (collectively, the Agencies) announced that they were invoking the Systemic Risk Exception to the Federal Deposit Insurance Act to permit the FDIC to take action to fully protect all depositors of SVB, regardless of their deposit insurance coverage. In addition, the Agencies also announced that SVB depositors would have access to all their money starting March 13, 2023.

As of March 10, 2023, the Company had $250 of cash and cash equivalents on deposit with SVB, which represents approximately 0.3% of the Company’s total cash and cash equivalents as of December 31, 2022.

“Right to receive” shares of the Company (treasury stock)

Pursuant to settlement of Mondee Group LLC note, Mondee received right to receive shares of our Company amounting to $20,336. In connection with the Business Combination with ITHAX, the Mondee Stockholder received 60,800,000 shares of our Common Stock, which was distributed to Mondee Group on March 10, 2023, pursuant to the Pro Rata Distribution. Mondee Group assigned the right to receive 2,033,578 shares of our Common Stock to Mondee, Inc., for the settlement of the Remaining Balance. The shares of our Common Stock were valued at $10.00 each, which resulted in 2,033,578 shares being issued to Gundumogula by our Company. The Remaining Balance was reflected as treasury stock since the settlement of the Remaining Balance was a result of Gundumogula transferring our Common Stock to us.

Restructuring

During the three months ended March 31, 2023, the Company announced reductions to employees at the Delhi, India office location. The purpose of this actions is to pursue greater cost efficiencies and to realign our business and strategic priorities